Short-Term and Long-Term Debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Debt Instrument [Line Items]
Borrowings	¥ 5,965,759	¥ 5,733,118
Net amortization expenses of bond premiums and discounts, deferred issuance costs of bonds and medium-term notes	1,578	1,455	¥ 1,247
Total committed credit lines	1,034,156	795,634
Available credit lines	753,645	598,079
Long-term committed credit lines	639,552	502,177
Secured by shares of subsidiaries [Member]
Debt Instrument [Line Items]
Secured debt	149,119
Secured by equity method investment [Member]
Debt Instrument [Line Items]
Secured debt	404,097
Secured by loans to subsidiaries [Member]
Debt Instrument [Line Items]
Secured debt	198,764
Investment in securities for collateral deposits and deposits for real estate transaction [Member]
Debt Instrument [Line Items]
Secured debt	7,922
Subordinated Syndicated Loan
Debt Instrument [Line Items]
Borrowings	44,000
Subordinated Syndicated Loan | Loan Maturing in 5 Year
Debt Instrument [Line Items]
Borrowings				¥ 34,000	¥ 10,000
Maturity year of loan				2083	2082
Unsecured subordinated bonds premature redemption period				5 years	5 years
Unsecured Subordinated Debt
Debt Instrument [Line Items]
Borrowings	160,000
Unsecured subordinated bonds face value	¥ 39,000	¥ 60,000				¥ 21,000	¥ 40,000
Unsecured subordinated bonds year of maturity	2061	2060				2081	2080